Quarterly Financial Data (Unaudited) (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Condensed Income Statements, Captions [Line Items]
Total revenues	$ 975,188	$ 835,000	$ 757,327	$ 580,000	$ 488,000	$ 368,000	$ 307,000	$ 234,000	$ 191,000	$ 2,736,776	$ 1,825,117	$ 2,659,943	$ 1,100,539
Gross margin	234,537	143,000	167,061	72,000	55,000	(153,000)	(62,000)	(111,000)	(163,000)	798,850	293,805	436,955	(487,284)
Operating loss	(1,357,247)	(1,274,000)	(1,256,991)	(1,287,000)	(1,260,000)	(1,681,000)	(1,549,000)	(1,554,000)	(1,541,000)	(3,900,015)	(3,803,813)	(5,078,375)	(6,324,458)
Net loss	$ (1,407,758)	$ (1,441,000)	$ (1,840,331)	$ (14,960,000)	$ (1,324,000)	$ (1,717,000)	$ (1,567,000)	$ (1,551,000)	$ (1,546,000)	$ (5,089,781)	$ (18,123,516)	$ (19,565,426)	$ (6,382,433)
Net loss per share, basic and diluted	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.38)	$ (0.03)	$ (0.05)	$ (0.04)	$ (0.04)	$ (0.04)	$ (0.14)	$ (0.40)	$ (0.40)	$ (0.17)